SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Sogou 2010 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Categories of Share Options

		Granted
		(For Purposes of Share-based
	Contractually Granted	Compensation Expense)	Vested and Exercisable	Exercised
Performance-based options	30,912	29,169	28,761	27,772
Service-based options	1,888	1,888	1,410	829
IPO-based options	7,250	7,250	5,810	5,810
Total	40,050	38,307	35,981	34,411

Share option activity

			Weighted
		Weighted	Average
	Number	Average	Remaining	Aggregate
	of Shares	Exercise	Contractual	Intrinsic
	(In thousands)	Price	Life (Years)	Value (1)
Outstanding as of January 1, 2020	7,162	$0.377	4.45
Granted	1,099	0.001
Exercised	(4,233)	0.426
Forfeited/Expired	(132)	0.001
Outstanding as of December 31, 2020	3,896	$0.232	4.38	$30,850
Vested as of December 31, 2020 and expected to vest thereafter	3,395	$0.266	4.46	$26,767
Exercisable as of December 31, 2020	1,570	$0.001	5.77	$12,794

(1) The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $8.15 on the last trading day in 2020 and the exercise price of the options.

Share option assumptions

	2018	2019	2020
Average risk-free interest rate	3.36% ~ 3.51%	2.60% ~ 2.86%	1.21%~1.66%
Exercise multiple	2	2 ~ 3	2 ~ 3
Expected forfeiture rate (post-vesting)	12%	0% ~ 12%	0%
Weighted average expected option life	9	7	4
Volatility rate	40% ~ 46%	36% ~ 41%	38%~44%
Dividend yield	0%	0%	0%
Weighted average fair value of share options	12.26	4.05	4.48

Sogou 2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Categories of Share Options

		Granted
		(For Purposes of Share-based
	Contractually Granted	Compensation Expense)	Vested and Exercisable	Exercised
Performance-based options	192	55	44	17
Service-based options	994	994	324	173
Total	1,186	1,049	368	190

Share option activity

			Weighted
		Weighted	Average
	Number	Average	Remaining	Aggregate
	of Shares	Exercise	Contractual	Intrinsic
	(In thousands)	Price	Life (Years)	Value (1)
Outstanding as of January 1, 2020	798	$0.001	8.90
Granted	425	0.001
Exercised	(142)	0.001
Forfeited/Expired	(222)	0.001
Outstanding as of December 31, 2020	859	$0.001	8.51	$7,000
Vested as of December 31, 2020 and expected to vest thereafter	680	$0.001	8.46	$5,541
Exercisable as of December 31, 2020	178	$0.001	7.95	$1,451

(1) The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $8.15 on the last trading day in 2020 and the exercise prices of the options.

Share option assumptions

	2018	2019	2020
Average risk-free interest rate	3.41% ~ 3.95%	2.37% ~ 3.45%	1.20% ~ 2.47%
Exercise multiple	2	2 ~ 3	2 ~ 3
Expected forfeiture rate (post-vesting)	12%	0% ~ 12%	0% ~ 12%
Weighted average expected option life	10	10	9
Volatility rate	40% ~ 46%	41% ~ 42%	39% ~ 42%
Dividend yield	0%	0%	0%
Weighted average fair value of share options	10.09	4.87	4.95

Sohu Management Sogou Share Option Arrangement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Categories of Share Options

		Granted
		(For Purposes of Share-based
	Contractually Granted	Compensation Expense)	Vested and Exercisable	Exercised
Performance-based options	8,290	8,290	8,290	8,290
Service-based options	15	15	15	6
Total	8,305	8,305	8,305	8,296

Share option activity

			Weighted
		Weighted	Average
	Number	Average	Remaining	Aggregate
	of Shares	Exercise	Contractual	Intrinsic
	(In thousands)	Price	Life (Years)	Value (1)
Outstanding as of January 1, 2020	9	$0.001	5.38
Granted	—
Exercised	—
Forfeited/Expired	—
Outstanding as of December 31, 2020	9	$0.001	4.38	$73
Vested as of December 31, 2020 and expected to vest thereafter	9	$0.001	4.38	$73
Exercisable as of December 31, 2020	9	$0.001	4.38	$73

(1) The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $8.15 on the last trading day in 2020 and the exercise price of the options.